Buffalo Small Cap Fund
Buffalo Small Cap Fund
Supplement dated April 17, 2018

to the

Buffalo Funds®

Prospectus dated July 29, 2017

Buffalo Small Cap Fund  (BUFSX)

This supplement makes the following revisions to the Summary Section of the Prospectus of the Buffalo Funds dated July 29, 2017, as previously supplemented.

Buffalo Small Cap Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns, and Average Annual Total Returns for the Buffalo Small Cap Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 16.57%

Best Quarter: June 30, 2009 = 20.60%

Worst Quarter: September 30, 2011 = -22.19%

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Returns - Buffalo Small Cap Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Buffalo Small Cap Fund	6.22%	10.39%	5.77%
After Taxes on Distributions | Buffalo Small Cap Fund	0.44%	5.82%	3.34%
After Taxes on Distributions and Sale of Fund Shares | Buffalo Small Cap Fund	7.01%	8.04%	4.53%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%
Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)	8.19%	12.07%	6.46%

Please retain this Supplement with your Prospectus for reference.